PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

8. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	December 31,	December 31,
	2024	2023
Building	$4,322,359	$4,322,359
Electronic devices	306,155	310,724
Office equipment, fixtures and furniture	41,215	40,324
Vehicle	1,194	1,212
Subtotal	4,670,923	4,674,619
Less: accumulated depreciation and amortization	(1,288,850)	(1,084,461)
Less: impairment	(44,740)	(45,407)
Total	$3,337,333	$3,544,751

The depreciation expenses for the years ended December 31, 2024, 2023 and 2022 was $208,670, $260,883 and $185,083, respectively.